Income Taxes - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current tax expense (recovery)
Recognized in profit or loss in current year	$ 66,345	$ 44,751
Change in current tax expense estimated for prior years	(3,468)	(720)
Current tax expense (income) and adjustments for current tax of prior periods	62,877	44,031
Deferred tax expense (recovery)
Deferred tax (recovery) expense recognized in the current year	(898)	27,942
Adjustments recognized in the current year with respect to prior years	(1,539)	1,124
Adjustments to deferred tax attributable to changes in tax rates and laws	0	1,302
Increase in deferred tax liabilities due to tax impact of reversals of mineral properties, plant, and equipment impairments (Note 10,11)	17,770	0
Recognition of previously unrecognized deferred tax assets	(10,275)	0
Benefit from previously unrecognized losses, and other temporary differences	(6,487)	(7,861)
Increase in deferred tax liabilities due to tax impact of net realizable value (charge) reversal to inventory (Note 21)	(2,414)	7,908
Deferred tax expense	(3,843)	30,415
Income taxes expense	$ 59,034	$ 74,446